LEASE (Tables)	9 Months Ended
Sep. 30, 2021
LEASE
Schedule of Right of use assets and lease liability
	September 30, 2021	December 31, 2020
		(Audited)

Right-of-use assets	$31,368	$-

Schedule of lease liability
	September 30, 2021	December 31, 2020
		(Audited)

Current portion	$25,400	$-
Non-current portion	6,427	-

Total lease liabilities	$31,827	$-